Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues- third party customers	$ 18,261,707	$ 25,887,948	$ 30,135,295
Revenues - related parties	909,651	328,567
Total Revenues	19,171,358	26,216,515	30,135,295
Cost of revenues - third party customers	(16,146,856)	(16,583,904)	(18,000,708)
Cost of revenues - related parties	(633,132)	(202,606)
Total cost of revenues	(16,779,988)	(16,786,510)	(18,000,708)
Gross Profit	2,391,370	9,430,005	12,134,587
Operating expenses:
Selling expenses	2,336,229	2,101,403	1,654,629
General and administrative expenses	5,746,812	6,015,901	3,958,355
Research and development expenses	1,528,062	673,131	580,379
Loss from disposal of fixed assets	1,036,304
Impairment of fixed assets	281,680
Impairment of investment in equity investees	177,750
Total operating expenses	11,106,837	8,790,435	6,193,363
(Loss) income from operations	(8,715,467)	639,570	5,941,224
Other income (expenses):
Interest income (expense), net	15,560	616,878	(23,961)
Foreign exchange transaction gain (loss)	214,171	503,528	(381,773)
Other income (expenses), net	113,348	23,498	(6,410)
Total other income (expense)	343,079	1,143,904	(412,144)
(Loss) income before income taxes	(8,372,388)	1,783,474	5,529,080
Provision for income taxes	164,537	380,296	925,372
Net (loss) income	(8,536,925)	1,403,178	4,603,708
Less: net loss attributable to noncontrolling interest	(95,366)	(18,603)
Net (loss) income attributable to Dogness (International) Corporation	(8,441,559)	1,421,781	4,603,708
Other comprehensive (loss):
Foreign currency translation loss	(1,896,934)	(2,010,170)	(1,762,729)
Comprehensive (loss) income	(10,433,859)	(606,992)	2,840,979
Less: comprehensive loss attributable to noncontrolling interest	(98,635)	(19,224)
Comprehensive (loss) income attributable to Dogness (International) Corporation	$ (10,335,224)	$ (587,768)	$ 2,840,979
(Loss) earnings Per share
Basic	$ (0.33)	$ 0.05	$ 0.22
Diluted	$ (0.33)	$ 0.05	$ 0.22
Weighted Average Shares Outstanding
Basic	25,913,631	25,913,631	20,800,670
Diluted	25,913,631	25,941,606	20,809,950